Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule Of Property, Equipment And Leasehold Improvement

Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Electronic equipment	3 years
Furniture and office equipment	5 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Schedule Of Finite Lived Intangiable Assets Useful Life
Licensed Copyright	1 to 3 years
Licensed Software	1 to 10 years
Trademark and others	3 to 5 years

Schedule Of Revenue By Type Of Service

The following table summarizes the revenue by type of service provided by the Group:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Value-added service	2,063,346	2,018,598	3,056,426
Subscription and others	8,426	13,208	46,328
Total	2,071,772	2,031,806	3,102,754

Schedule Of Appropriations To Statutory Reserves

The following table presents the Group’s appropriations to statutory reserves for the years ended December 31, 2023, 2024 and 2025:

	December 31, 2023	December 31, 2024	December 31, 2025
Appropriations to statutory reserves	1,113	1,813	11,787

Schedule Of Product Information

	For the year ended December 31,
	2023	2024	2025

Total number of advertising and promotional service providers	121	282	428
Number of service providers that each accounted for 10% or more of the Group’s advertising and promotional expenses	3	2	3
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who each accounted for 10% or more of the Group’s advertising and promotional service expenses	59.4%	48.4%	52.3%